Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Government Money Market Portfolio
Entity Central Index Key	0000002663
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000023718
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Portfolio
Class Name	Class I
Trading Symbol	IVMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
AssetsNet	$ 847,574,458
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 2,684,101
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$847,574,458 # of Portfolio Holdings25 Investment Advisory Fees Paid$2,684,101
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(7.0)%
U.S. Treasury Repurchase Agreements	5.6%
Investment Companies	9.6%
U.S. Government Agency Debt	42.4%
U.S. Treasury Debt	49.4%